Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of share capital
	December 31, 2018			December 31, 2017
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,318,958	14,750,338	25,000,000	15,307,402	14,738,782